Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Inventory Table [Text Block]

(dollars in millions)	2013	2012
Raw materials	$1,983	$1,861
Work-in-process	4,600	4,151
Finished goods	3,360	3,205
Contracts in progress	7,929	7,354
	17,872	16,571
Less:
Progress payments, secured by lien, on U.S. Government contracts	(279)	(274)
Billings on contracts in progress	(7,263)	(6,760)
	$10,330	$9,537